General and Administrative Expenses	6 Months Ended
Jun. 30, 2020
General and Administrative Expenses
General and Administrative Expenses

12. General and Administrative Expenses

An analysis of general and administrative expenses is as follows:

	For the three months ended		For the six months ended
	June 30, 2019	June 30, 2020	June 30, 2019	June 30, 2020
Employee costs*	5,123	6,275	10,422	11,709
Share-based compensation (Note 20)	1,120	1,613	2,321	2,866
Other expenses	4,929	3,266	8,806	6,200
Total	11,172	11,154	21,549	20,775

*Employee costs include restructuring costs of $1,081 and $1,526 for the three and six months ended June 30, 2020 pursuant to management's decision to relocate more of its employees including several members of senior management to the Piraeus, Greece office.